Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	$ 333.2	$ 328.7
Unearned Premiums	2.2	2.3
Claims and Benefits Payable, Case Reserves	94.0	86.5
Claims and Benefits Payable, Incurred But Not Reported Reserves	7.0	7.0
Long Duration Contracts, Universal life and other products no longer offered
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.5
Unearned Premiums	0.0	0.0
Claims and Benefits Payable, Case Reserves	0.4	0.4
Claims and Benefits Payable, Incurred But Not Reported Reserves	0.0	0.0
Long Duration Contracts, Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	333.2	328.2
Unearned Premiums	2.2	2.3
Claims and Benefits Payable, Case Reserves	75.0	64.4
Claims and Benefits Payable, Incurred But Not Reported Reserves	6.8	6.8
Short Duration Contracts, Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Claims and Benefits Payable, Case Reserves	18.6	21.7
Claims and Benefits Payable, Incurred But Not Reported Reserves	$ 0.2	$ 0.2